Goodwill and other intangible assets (Analysis of goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning of year	$ 20,393	$ 20,393
Acquired during the year	175,504	0
Goodwill, end of year	195,897	20,393
Talbot
Goodwill [Line Items]
Goodwill, beginning of year	20,393	20,393
Acquired during the year	0	0
Goodwill, end of year	20,393	20,393
Western World
Goodwill [Line Items]
Goodwill, beginning of year	0	0
Acquired during the year	175,504	0
Goodwill, end of year	$ 175,504	$ 0